--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

President's Letter.....................................................        1
PRINCIPAL PROTECTION FUNDS:
Investment Review......................................................        3
Portfolios of Investments:
 Aetna Principal Protection Fund I.....................................        7
 Aetna Principal Protection Fund II....................................       13
Statements of Assets and Liabilities...................................       14
Statements of Operations...............................................       15
Statements of Changes in Net Assets....................................       16
Notes to Financial Statements..........................................       18
Additional Information.................................................       22
Financial Highlights...................................................       24
Independent Auditors' Report...........................................       28

                               PRESIDENT'S LETTER

Dear Valued Shareholder,

Thank you for investing in the Aetna Series Fund, Inc. With more than 7,500 mutual funds available in today's market, we particularly appreciate your having chosen our products.

Let's recap the market. Twelve months ago, high U.S. market volatility and a number of significant international economic problems created anxiety in the markets. With the arrival of 1999, however, fears began to abate and the financial market environment improved. By mid-year, emerging markets began to rebound. European performance offered hope for its best potential in a decade. An early-year economic improvement in Japan had been initially viewed as a short-term statistical anomaly. However, by summer, improving private-sector demand suggested that Japan's recovery might last.

As welcome as this foreign economic robustness might have been, when combined with a loss of momentum by the U.S. dollar and signs of possible inflationary pressures down the line, the Federal Reserve has increased short-term interest rates twice. This has led to a sell-off in U.S. bond markets and a flattening of equity-market returns. In fact, the U.S. or domestic market, as a whole, produced negative returns for the calendar quarter ending September 30. Still, the U.S. economy continues to show signs of steadiness and vigor. Today, leading economic reports indicate that the U.S. economy is growing robustly - without generating an acceleration in inflation.

At Aetna Series Fund, Inc., and its advisor Aeltus Investment Management, Inc., we strive to continuously improve our products and services. Here are some highlights of our efforts since we last wrote to you:

      o AETNA PRINCIPAL PROTECTION FUND I enjoyed a successful offering period, as investors committed over $160 million to the fund; AETNA PRINCIPAL PROTECTION FUND II is currently in its offering period. These innovative total-return funds offer investors downside protection - while providing investors the opportunity for upside market potential.

      o AETNA MUTUAL FUNDS was listed among the best-selling fund groups for September, based on new incoming flows of dollars (Barron's, November 1, 1999).

      o Fifteen of our nineteen mutual funds OUTPERFORMED THEIR BENCHMARKS for the one-year period ended October 31, 1999, based upon Class I returns.

      o     Aeltus critical business systems are now YEAR 2000 READY.

      o As of November 1, 1999, Aetna Ascent Fund, Aetna Crossroads Fund and Aetna Legacy Fund have LOWER EXPENSE CAPS. Lowering the total expenses charged to investors will contribute to higher returns for investors.

As we stand at the gateway to a new fund year - and to a new century - you have our commitment to bringing you our best in products and services. We wish you a prosperous new year.

Sincerely,


/s/ John Y. Kim                               /s/ J. Scott Fox

John Y. Kim                                   J. Scott Fox
President and Chief Investment Officer        President
Aeltus Investment Management, Inc.            Aetna Series Fund, Inc.

                        AETNA PRINCIPAL PROTECTION FUND I

HOW DID THE FUND PERFORM DURING THE PERIOD?

Aetna Principal Protection Fund I Class A shares generated a 1.39% total return, net of fund expenses, for the period from October 7, 1999 through October 31, 1999. The benchmarks, Standard & Poor's (S&P) 500 Index(a) and Lehman Brothers Aggregate Bond Index(b), returned 2.88% and 0.94%, respectively, for the same period.

Currently closed to new deposits, the Fund invests primarily in common stocks and bonds in varying proportions in response to market fluctuations. The allocation, based on net assets as of October 31, 1999, was 64% equities and 36% fixed income. This strategy is complemented by a guarantee provided by MBIA Insurance Corporation that the market value of an investor's assets will not be less than their market value on the last day of the Fund's Offering Period (October 6, 1999) if the assets are held to the Fund's maturity on October 6, 2004.

WHAT IS YOUR OUTLOOK GOING FORWARD?

Going forward, we will monitor interest rates to determine if the Fed maintains its bias towards further short-term rate increases. Rising interest rates could have an influence on our allocation between large cap stocks and fixed income securities. When rates rise, as they did during the latter half of the fiscal year, we are likely to see a further shift to equities.

For the fixed income portion of the Fund, we maintain a cautious outlook on credit and the narrowness of the spread between government and corporate bonds. We currently maintain 80% of our fixed income holdings in U.S. Treasuries and Agencies. As spreads widen we may shift some of our holdings into AAA and AA corporate bonds.

-----------------------------------------------------------------------------
ASSET ALLOCATION:          % OF
                        NET ASSETS  NOTIONAL VALUE*        ECONOMIC EXPOSURE*
ASSET CLASS              10/31/99      OF FUTURES               10/31/99
-----------------------------------------------------------------------------
Large Cap Stocks            62%            1%                      63%
International Stocks         2%           --                        2%
International Bonds          4%           --                        4%
Fixed Income                30%           --                       30%
Cash Equivalents             2%           (1)%                      1%
                        -----------------------------------------------------
                           100%           --                      100%
                        =====================================================

* Notional value refers to the economic value at risk or the exposure to the financial instruments underlying the options and futures positions. Economic exposure reflects the Funds' exposure to both changes in the value of the portfolio of investments as well as the financial instruments underlying the options and futures positions.

DOMESTIC EQUITY PORTFOLIO BREAKDOWN:

--------------------------------------------------------------------------
                                    % OF EQUITY   % OF S&P    OVER/(UNDER)
SECTOR                              INVESTMENTS      500        WEIGHTING
--------------------------------------------------------------------------
Basic Materials                         2.7%         3.0%        (0.3)%
Commercial Services                     1.2%         1.4%        (0.2)%
Consumer Discretionary                 12.9%        11.7%         1.2%
Consumer Non-Discretionary              5.0%         7.2%        (2.2)%
Energy                                  5.3%         6.6%        (1.3)%
Finance                                15.8%        15.4%         0.4%
Healthcare                              9.8%        11.1%        (1.3)%
Manufacturing                          10.3%         9.9%         0.4%
Technology                             27.4%        23.2%         4.2%
Utilities                               9.6%        10.5%        (0.9)%


                                                      See Definition of Terms. 3

------------------------------------------------
                                        % OF NET
TOP TEN EQUITY HOLDINGS                  ASSETS
------------------------------------------------
Microsoft Corp.                           3.3%
General Electric Co.                      2.5%
Wal-Mart Stores, Inc.                     2.1%
Cisco Systems, Inc.                       2.0%
Lucent Technologies, Inc.                 1.6%
Citigroup Inc.                            1.5%
International Business Machines Corp.     1.2%
America Online, Inc.                      1.2%
SBC Communications, Inc.                  1.0%
Home Depot, Inc.                          0.9%

The opinions expressed reflect those of the portfolio manager only through October 31, 1999. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.


4 See Definition of Terms.

                       AETNA PRINCIPAL PROTECTION FUND II

ACCUMULATION PERIOD

Aetna Principal Protection Fund II Class A and Class B is being offered from October 7, 1999 through December 20, 1999 as a funding option issued by Aetna Series Fund, Inc. Fund assets will be invested entirely in money market instruments prior to December 21, 1999. After that date, the Fund will allocate its investments between equities and fixed income securities in proportions that are intended to help the Fund attain its investment objective.


                                                      See Definition of Terms. 5

--------------------------------------------------------------------------------
DEFINITION OF TERMS
--------------------------------------------------------------------------------

(a) The S&P 500 is the Standard & Poor's 500 Index. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

(b) The Lehman Brothers Aggregate Bond Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

The unmanaged indices described above are not available for individual investment.

PRINCIPAL PROTECTION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
PRINCIPAL PROTECTION FUND I
--------------------------------------------------------------------------------

                                                       NUMBER OF       MARKET
                                                         SHARES         VALUE
                                                       ---------    ------------
COMMON STOCKS (64.4%)
AIR TRANSPORT (0.2%)
AMR Corp. + ......................................         1,100    $     69,850
Delta Air Lines, Inc. ............................         1,500          81,656
FDX Corp. + ......................................         3,200         137,800
Southwest Airlines Co. ...........................         6,800         114,325
                                                                    ------------
                                                                         403,631
                                                                    ------------
ALUMINUM (0.2%)
Alcan Aluminum Ltd. ..............................         2,400          79,050
Alcoa Inc. .......................................         3,800         230,850
Reynolds Metals Co. ..............................           600          36,263
                                                                    ------------
                                                                         346,163
                                                                    ------------
AUTO PARTS AND HARDWARE (0.1%)
Black & Decker Corp. .............................         1,000          43,000
Briggs & Stratton Corp. ..........................           200          11,688
Cooper Tire & Rubber Co. .........................           300           5,044
Genuine Parts Co. ................................         1,300          33,881
Snap-On, Inc. ....................................           700          21,262
Stanley Works (The) ..............................           800          22,200
                                                                    ------------
                                                                         137,075
                                                                    ------------
AUTOMOTIVE (1.0%)
Dana Corp. .......................................         1,900          56,169
Delphi Automotive Systems Corp. ..................         7,900         129,856
Eaton Corp. ......................................           700          52,675
Ford Motor Co. ...................................        13,900         762,763
General Motors Corp. + ...........................         8,500         597,125
Johnson Controls, Inc. ...........................         1,200          72,900
TRW, Inc. ........................................         1,200          51,450
                                                                    ------------
                                                                       1,722,938
                                                                    ------------
BANKS AND THRIFTS (4.2%)
AmSouth Bancorporation ...........................         2,500          64,375
Bank of America Corp. ............................        15,700       1,010,687
Bank of New York Co., Inc. .......................         7,500         314,062
Bank One Corp. ...................................        10,700         401,919
BB&T Corp. .......................................         2,700          98,213
Chase Manhattan Corp. ............................        10,900         952,387
Comerica, Inc. ...................................         1,600          95,100
Fifth Third Bancorp ..............................         2,600         191,912
First Union Corp. ................................         8,600         367,112
Firstar Corp. ....................................         9,700         284,937
Fleet Boston Corp. ...............................         7,800         340,275
Golden West Financial Corp. ......................           800          89,400
Huntington Bancshares Inc. .......................         2,100          62,213
J.P. Morgan & Co. ................................         1,900         248,662
KeyCorp ..........................................         4,200         117,338
Mellon Bank Corp. ................................         5,000         184,687
National City Corp. ..............................         4,800         141,600
Northern Trust Corp. .............................         1,100         106,219
PNC Bank Corp. ...................................         2,500         149,063
Regions Financial Corp. ..........................         2,200          66,138
Republic New York Corp. ..........................         1,100          69,506
SouthTrust Corp. .................................         1,700          68,000
State Street Corp. ...............................         1,500         114,188
Summit Bancorp ...................................         1,600          55,400
Suntrust Banks, Inc. .............................         3,200         234,200
Synovus Financial Corp. ..........................         2,600          55,738
U.S. Bancorp .....................................         3,100         114,894
Union Planters Co. ...............................           500          22,250
Wachovia Corp. ...................................         1,400         120,750
Washington Mutual, Inc. ..........................         4,200         150,938
Wells Fargo & Co. ................................        14,900         713,337
                                                                    ------------
                                                                       7,005,500
                                                                    ------------
BIOTECH AND MEDICAL PRODUCTS (0.6%)
Amgen, Inc. + ....................................         5,400         430,650
Bard (C.R.) Inc. .................................           700          37,756
Bausch & Lomb, Inc. ..............................           800          43,200
Biomet, Inc. .....................................         1,000          30,125
Boston Scientific Corp. + ........................         3,700          74,462
Guidant Corp. ....................................         2,600         128,375
Mallinckrodt Inc. ................................           600          20,363
Medtronic, Inc. + ................................         6,500         225,062
Saint Jude Medical, Inc. + .......................           300           8,213
                                                                    ------------
                                                                         998,206
                                                                    ------------
CHEMICALS (0.7%)
Dow Chemical Co. .................................         2,300         271,975
Du Pont (E.I.) de Nemours ........................         9,400         605,713
Hercules, Inc. ...................................           900          21,656
Monsanto Co. .....................................         5,500         211,750
Rohm & Haas Co. ..................................         1,900          72,675
                                                                    ------------
                                                                       1,183,769
                                                                    ------------
COMMERCIAL SERVICES (0.2%)
Deluxe Corp. .....................................           600          16,950
Interpublic Group of Co., Inc. (The) .............         2,300          93,438
Omnicom Group, Inc. ..............................         1,700         149,600
Paychex, Inc. ....................................         2,500          98,437
RR Donnelley & Sons Co. ..........................         1,300          31,525
                                                                    ------------
                                                                         389,950
                                                                    ------------
COMPUTERS (3.4%)
Apple Computer, Inc. + ...........................         1,700         136,213
Compaq Computer Corp. ............................         9,200         174,800
Dell Computer Corp. + ............................        29,100       1,167,637
Gateway 2000, Inc. + .............................         3,100         204,794
Hewlett Packard Co. ..............................         9,200         681,375
International Business Machines Corp. ............        20,600       2,026,525
Silicon Graphics Inc. + ..........................         1,600          12,400
Sun Microsystems, Inc. + .........................        10,600       1,121,612
Unisys Corp. + ...................................         2,400          58,200
                                                                    ------------
                                                                       5,583,556
                                                                    ------------
CONGLOMERATE AND AEROSPACE (3.3%)
Boeing Co. .......................................        12,600         580,387
Crane Co. ........................................           700          14,306
General Dynamics Corp. ...........................         1,700          94,244


                                        See Notes to Portfolio of Investments. 7

PRINCIPAL PROTECTION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
PRINCIPAL PROTECTION FUND I (CONTINUED)
--------------------------------------------------------------------------------

                                                       NUMBER OF       MARKET
                                                         SHARES         VALUE
                                                       ---------    ------------
CONGLOMERATE AND AEROSPACE (CONTINUED)
General Electric Co. .............................        29,900    $  4,053,319
Goodrich (B.F.) Co. ..............................           400           9,475
Lockheed Martin Corp. ............................         2,200          44,000
Loews Corp. ......................................         1,500         106,312
National Service Industries, Inc. ................           400          12,900
Northrop Grumman Corp. ...........................         1,000          54,875
Perkin-Elmer Inc. + ..............................           200           8,163
Raytheon Co. .....................................         2,100          61,163
Textron, Inc. ....................................         1,600         123,500
United Technologies Corp. ........................         5,100         308,550
                                                                    ------------
                                                                       5,471,194
                                                                    ------------
CONSUMER FINANCE (1.2%)
Associates First Capital Corp. ...................         7,100         259,150
Capital One Financial Corp. ......................         2,000         106,000
Countrywide Credit Industries, Inc. ..............         1,100          37,331
Federal Home Loan Mortgage Corp. .................         5,800         313,562
Federal National Mortgage Association ............         9,200         650,900
Household International, Inc. ....................         5,000         223,125
MBNA Corp. .......................................         8,300         229,288
Ryder System, Inc. ...............................           700          14,963
SLM Holding Corp. ................................         1,500          73,406
                                                                    ------------
                                                                       1,907,725
                                                                    ------------
CONSUMER PRODUCTS (1.4%)
Alberto-Culver Co. ...............................           500          11,781
Avon Products, Inc. ..............................         2,500          80,625
Clorox Co. .......................................           800          32,750
Colgate-Palmolive Co. ............................         5,000         302,500
Gillette Co. .....................................         9,800         354,638
International Flavors & Fragrances,
 Inc .............................................         1,000          38,250
Kimberly-Clark Corp. .............................         4,500         284,063
Procter & Gamble Co. .............................        12,100       1,268,987
                                                                    ------------
                                                                       2,373,594
                                                                    ------------
CONSUMER SERVICES (0.8%)
Carnival Corp. ...................................         6,500         289,250
Cendant Corp. + ..................................         7,300         120,450
Darden Restaurants, Inc. .........................         2,600          49,562
H&R Block, Inc. ..................................           900          38,306
Harrah's Entertainment, Inc. + ...................         1,400          40,513
Hilton Hotels Corp. ..............................         2,200          20,350
Marriott International, Inc. .....................         2,500          84,219
McDonald's Corp. .................................        12,200         503,250
Mirage Resorts, Inc. + ...........................         1,700          24,756
Tricon Global Restaurants, Inc. + ................         2,100          84,394
Wendy's International, Inc. ......................         1,300          31,038
                                                                    ------------
                                                                       1,286,088
                                                                    ------------
CONSUMER SPECIALTIES (0.0%)
Brunswick Corp. ..................................           900          20,362
Hasbro, Inc. .....................................         2,000          41,250
Jostens, Inc. ....................................           300           6,338
                                                                    ------------
                                                                          67,950
                                                                    ------------
DATA AND IMAGING SERVICES (8.6%)
3Com Corp. + .....................................         3,000          87,000
Adobe Systems, Inc. ..............................         1,400          97,913
America Online, Inc. + ...........................        15,200       1,971,250
Automatic Data Processing, Inc. ..................         4,800         231,300
BMC Software, Inc. + .............................           800          51,350
Ceridian Corp. + .................................         1,400          30,713
Cisco Systems, Inc. + ............................        44,500       3,293,000
Computer Associates International,
 Inc .............................................         4,900         276,850
Computer Sciences Corp. + ........................         1,600         109,900
Compuware Corp. + ................................         3,700         102,906
Eastman Kodak Co. ................................         2,500         172,344
Electronic Data Systems Corp. ....................         5,000         292,500
EMC Corp. + ......................................        13,700       1,000,100
First Data Corp. .................................         5,900         269,556
Microsoft Corp. + ................................        58,200       5,387,137
Network Appliance, Inc. + ........................           800          59,200
Novell, Inc. + ...................................         4,500          90,281
Oracle Corp. + ...................................        13,100         623,069
Parametric Technology Co. + ......................         2,400          45,750
Seagate Technology, Inc. + .......................         2,800          82,425
                                                                    ------------
                                                                      14,274,544
                                                                    ------------
DISCRETIONARY RETAIL (4.7%)
Bed Bath & Beyond, Inc. + ........................         1,500          49,969
Best Buy Co., Inc. + .............................         2,800         155,575
Circuit City Stores, Inc. ........................         3,400         145,137
Consolidated Stores Corp. + ......................         1,000          18,313
Costco Wholesale Corp. + .........................         2,900         232,906
Dayton Hudson Co. ................................         5,000         323,125
Dollar General Corp. .............................         2,400          63,300
Federated Department Stores, Inc. + ..............         2,200          93,912
Gap, Inc. ........................................         9,700         360,112
Home Depot, Inc. .................................        20,300       1,532,650
Kmart Corp. + ....................................         8,200          82,513
Kohl's Corp. + ...................................         1,700         127,181
Lowe's Co., Inc. .................................         4,900         269,500
May Department Stores Co. ........................         4,500         156,094
Nordstrom, Inc. ..................................         1,400          34,913
Office Depot, Inc. + .............................         3,900          48,506
Sears, Roebuck & Co. .............................         3,500          98,656
Staples, Inc. + ..................................         4,800         106,500
Tandy Corp. ......................................         2,000         125,875
The Limited, Inc. ................................         2,201          90,489
The Pep Boys - Manny, Moe & Jack .................           500           6,250
TJX Companies, Inc. ..............................         5,400         146,475
Toys "R" Us, Inc. + ..............................         3,400          48,025
Wal-Mart Stores, Inc. ............................        60,800       3,446,600
                                                                    ------------
                                                                       7,762,576
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES (2.0%)
American Express Co. .............................         4,100         631,400
Citigroup Inc. ...................................        46,200       2,500,575


8 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                                       NUMBER OF       MARKET
                                                         SHARES         VALUE
                                                       ---------    ------------
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
Providian Financial Corp. ........................         1,900    $    207,100
                                                                    ------------
                                                                       3,339,075
                                                                    ------------
DRUGS (5.4%)
Abbott Laboratories ..............................        13,700         553,137
Allergan, Inc. ...................................           900          96,638
American Home Products Corp. .....................        10,000         522,500
Baxter International, Inc. .......................         2,700         175,163
Bristol-Myers Squibb Co. .........................        18,100       1,390,306
Eli Lilly & Co. ..................................         9,900         681,862
Johnson & Johnson ................................        12,300       1,288,425
Merck & Co., Inc. ................................        18,000       1,432,125
Pfizer, Inc. .....................................        35,500       1,402,250
Pharmacia & Upjohn, Inc. .........................         4,400         237,325
Schering Plough ..................................        13,300         658,350
Warner Lambert Co. ...............................         6,500         518,781
                                                                    ------------
                                                                       8,956,862
                                                                    ------------
ELECTRIC UTILITIES (1.0%)
AES Corp. + ......................................         1,700          95,944
Ameren Corp. .....................................         1,200          45,375
Carolina Power & Light Co. .......................           700          24,150
Central & South West Corp. .......................         2,100          46,594
Consolidated Edison, Inc. ........................           800          30,550
Constellation Energy Group .......................         1,200          36,825
Dominion Resources, Inc. .........................           700          33,688
DTE Energy Co. ...................................         2,000          66,375
Duke Energy Corp. ................................         3,600         203,400
Edison International Inc. ........................         2,500          74,062
Entergy Corp. ....................................         2,100          62,869
FirstEnergy Corp. ................................         2,400          62,550
Florida Progress Corp. ...........................           900          41,231
FPL Group, Inc. ..................................           600          30,188
GPU, Inc. ........................................         1,800          61,088
Peco Energy Co. ..................................         1,900          72,556
PG&E Corp. .......................................         2,700          61,931
PP&L Resources, Inc. .............................         2,600          70,362
Public Service Enterprise Group, Inc. ............         3,200         126,600
Reliant Energy Inc. ..............................         2,800          76,300
Southern Co. .....................................         6,500         172,656
Texas Utilities Co. ..............................         2,900         112,375
Unicom Corp. .....................................         2,100          80,456
                                                                    ------------
                                                                       1,688,125
                                                                    ------------
ELECTRICAL MACHINERY AND INSTRUMENTS (0.3%)
Harris Corp. .....................................         1,200          26,925
Lexmark International Group, Inc. + ..............         1,400         109,287
PE Corp-PE Biosystems Group ......................           900          58,388
Pitney Bowes, Inc. ...............................         2,700         123,019
Rockwell International Corp. .....................         1,800          87,187
Tektronix, Inc. ..................................           400          13,500
Xerox Corp. ......................................         2,300          64,400
                                                                    ------------
                                                                         482,706
                                                                    ------------

ELECTRONIC MEDIA (1.4%)
CBS Corp. + ......................................         6,300         307,519
Clear Channel Communications, Inc. + .............         3,000         241,125
Comcast Corp. ....................................         2,900         122,163
King World Production, Inc. + ....................           700          27,125
Mediaone Group, Inc. + ...........................         4,500         319,781
Time Warner, Inc. ................................        11,800         822,312
Viacom, Inc. + ...................................         3,800         170,050
Walt Disney Co. (The) + ..........................        11,300         298,037
                                                                    ------------
                                                                       2,308,112
                                                                    ------------
FOOD AND BEVERAGE (1.5%)
Anheuser-Busch Co., Inc. .........................         4,000         287,250
Archer-Daniels-Midland Co. .......................         2,400          29,550
Bestfoods ........................................         2,600         152,750
Brown-Forman Corp. + .............................           500          33,750
Coca-Cola Enterprises, Inc. ......................         4,500         115,031
Conagra, Inc. ....................................         4,800         125,100
Coors (Adolph) Co. ...............................           400          22,200
Fortune Brands, Inc. .............................         1,700          60,244
General Mills, Inc. ..............................         1,500         130,781
Kellogg Co. ......................................         3,900         155,269
PepsiCo, Inc. ....................................        13,100         454,406
Quaker Oats Co. ..................................         1,400          98,000
Ralston-Ralston Purina Group .....................         1,300          40,869
Sara Lee Corp. ...................................         7,600         205,675
Seagram Co. Ltd. .................................         3,300         162,937
Unilever NV ......................................         5,200         346,775
Wrigley (Wm.) Jr. Co. + ..........................         1,000          79,938
                                                                    ------------
                                                                       2,500,525
                                                                    ------------
FOOD AND DRUG RETAIL (0.6%)
Albertson's, Inc. ................................         1,700          61,731
CVS Corp. ........................................         3,500         152,031
Great Atlantic & Pacific Tea Co., Inc. ...........           300           8,569
Kroger Co. (The) + ...............................         8,700         181,069
Longs Drug Stores, Inc. ..........................           300           8,175
Safeway, Inc. + ..................................         3,600         127,125
SUPERVALU, Inc. ..................................         1,300          27,300
Sysco Corp. ......................................         2,900         111,469
Walgreen Co. .....................................         8,500         214,093
Winn-Dixie Stores, Inc. ..........................         1,500          40,594
                                                                    ------------
                                                                         932,156
                                                                    ------------
FOREST PRODUCTS AND BUILDING MATERIALS (0.6%)
Armstrong World Industries, Inc. .................           400          14,950
Ball Corp. .......................................           300          12,094
Bemis Co., Inc. ..................................           700          24,456
Boise Cascade Corp. ..............................           500          17,813
Champion International Corp. .....................         1,500          86,719
Crown Cork & Seal Co., Inc. ......................         1,100          26,331
Georgia-Pacific Corp. ............................         1,500          59,531
International Paper Co. ..........................         4,500         236,812
Louisiana-Pacific Corp. ..........................         1,400          17,763
Masco Corp. ......................................         3,400         103,700


                                        See Notes to Portfolio of Investments. 9

PRINCIPAL PROTECTION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
PRINCIPAL PROTECTION FUND I (CONTINUED)
--------------------------------------------------------------------------------

                                                       NUMBER OF       MARKET
                                                         SHARES         VALUE
                                                       ---------    ------------
FOREST PRODUCTS AND BUILDING MATERIALS (CONTINUED)
Mead Corp. .......................................           400    $     14,400
Owens Corning ....................................           700          14,350
Potlatch Corp. ...................................           300          12,656
Sealed Air Corp. + ...............................           800          44,300
Temple-Inland Inc. ...............................           200          11,625
Vulcan Materials Co. .............................           900          37,181
Westvaco Corp. ...................................           900          26,719
Weyerhaeuser Co. .................................         3,300         196,969
Willamette Industries, Inc. ......................         1,600          66,500
                                                                    ------------
                                                                       1,024,869
                                                                    ------------
GAS UTILITIES (0.5%)
Coastal Corp. (The) ..............................         2,200          92,675
Columbia Energy Group ............................           800          52,000
Consolidated Natural Gas Co. .....................           900          57,600
Eastern Enterprises ..............................           200          10,225
El Paso Energy Corp. .............................         1,000          41,000
Enron Corp. ......................................         7,200         287,550
NICOR, Inc. ......................................           500          19,375
People's Energy Corp. ............................           200           7,600
Sempra Energy ....................................         2,400          49,050
Williams Co., Inc. (The) .........................         3,300         123,750
                                                                    ------------
                                                                         740,825
                                                                    ------------
HEALTH SERVICES (0.3%)
Cardinal Health, Inc. ............................         2,700         116,438
Columbia/HCA Healthcare Corp. ....................         4,800         115,800
HEALTHSOUTH Corp. + ..............................         3,600          20,700
IMS Health, Inc. .................................         3,200          92,800
Shared Medical Systems Corp. .....................           200           7,550
United Healthcare Corp. ..........................         2,000         103,375
Wellpoint Health Networks, Inc. + ................           700          40,600
                                                                    ------------
                                                                         497,263
                                                                    ------------
HEAVY MACHINERY (0.2%)
Caterpillar, Inc. ................................         2,600         143,650
Cummins Engine Co., Inc. .........................           500          25,344
Deere & Co. ......................................         2,000          72,500
NACCO Industries, Inc. ...........................           100           4,638
Navistar International Corp. + ...................           700          29,181
PACCAR, Inc. .....................................         1,300          61,262
                                                                    ------------
                                                                         336,575
                                                                    ------------
HOUSING AND FURNISHINGS (0.2%)
Centex Corp. .....................................           900          24,131
Fleetwood Enterprises, Inc. ......................           300           6,544
Kaufman & Broad Home Corp. .......................           300           6,019
Maytag Corp. .....................................         1,700          68,106
Newell Rubbermaid Inc. ...........................         2,100          72,713
Pulte Corp. ......................................           400           8,050
Tupperware Corp. .................................           500           9,906
Whirlpool Corp. ..................................           800          55,750
                                                                    ------------
                                                                         251,219
                                                                    ------------
INDUSTRIAL SERVICES (0.1%)
Fluor Corp. ......................................           800          31,900
Foster Wheeler Corp. .............................           400           4,500
USA Waste Management, Inc. .......................         4,600          84,525
                                                                    ------------
                                                                         120,925
                                                                    ------------
INSURANCE (1.6%)
AFLAC, Inc. ......................................         2,800         143,150
American General Corp. ...........................         2,400         178,050
American International Group, Inc. ...............        14,100       1,451,418
Aon Corp. ........................................         2,500          88,750
CIGNA Corp. ......................................         2,100         156,975
Cincinnati Financial Corp. .......................           700          25,069
Jefferson-Pilot Corp. ............................         1,500         112,594
Lincoln National Corp. ...........................         2,100          96,862
Marsh & McLennan Co., Inc. .......................         2,700         213,469
MBIA, Inc. .......................................         1,200          68,475
MGIC Investment Corp. ............................         1,100          65,725
St. Paul Co., Inc. ...............................           900          28,800
Torchmark Corp. ..................................         1,300          40,544
                                                                    ------------
                                                                       2,669,881
                                                                    ------------
INVESTMENT SERVICES (1.2%)
Bear Stearns Co., Inc. (The) .....................         2,100          89,512
Charles Schwab Corp. .............................         9,300         362,119
Franklin Resources, Inc. .........................         2,300          80,500
Lehman Brothers Holdings Inc. ....................         2,000         147,375
Merrill Lynch & Co., Inc. ........................         4,800         376,800
Morgan Stanley Dean Witter & Co. .................         6,400         706,000
Paine Webber Group Inc. ..........................         2,500         101,875
T. Rowe Price & Associates .......................         1,100          39,050
                                                                    ------------
                                                                       1,903,231
                                                                    ------------
MAJOR TELECOMMUNICATIONS (5.0%)
ALLTEL Corp. .....................................         3,000         249,750
AT&T Corp. .......................................        29,300       1,369,775
Bell Atlantic Corp. ..............................        14,200         922,112
BellSouth Corp. ..................................        17,000         765,000
CenturyTel, Inc. .................................         2,400          97,050
GTE Corp. ........................................         8,900         667,500
MCI Worldcom, Inc. + .............................        17,100       1,467,394
Nextel Communications, Inc. + ....................         3,000         258,563
SBC Communications, Inc. .........................        31,082       1,583,239
Sprint Corp. .....................................         4,700         349,269
Sprint PCS + .....................................         4,300         356,631
U.S. WEST, Inc. ..................................         3,600         219,825
                                                                    ------------
                                                                       8,306,108
                                                                    ------------
MISCELLANEOUS METALS (0.1%)
Freeport-McMoRan Copper & Gold,  Inc. ............         1,300          21,694
Inco Ltd. ........................................         1,600          32,400
Phelps Dodge Corp. ...............................           700          39,462
                                                                    ------------
                                                                          93,556
                                                                    ------------
OIL (3.0%)
Amerada Hess Corp. ...............................         1,000          57,375
Anadarko Petroleum Corp. .........................         1,100          33,894
Apache Corp. .....................................         1,500          58,500


10 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                                       NUMBER OF       MARKET
                                                         SHARES         VALUE
                                                       ---------    ------------
OIL (CONTINUED)
Ashland Oil, Inc. ................................           700    $     23,100
Atlantic Richfield Co. ...........................         4,200         391,387
Burlington Resources, Inc. .......................         1,900          66,263
Chevron Corp. ....................................         5,900         538,744
Conoco Inc. ......................................         4,700         127,487
Exxon Corp. ......................................        13,300         985,031
Kerr-McGee Corp. .................................           900          48,375
Mobil Corp. ......................................         7,100         685,150
Occidental Petroleum Corp. .......................         3,800          86,688
Phillips Petroleum Co. ...........................         2,300         106,950
Royal Dutch Petroleum Co. ........................        19,600       1,174,775
Texaco, Inc. .....................................         5,500         337,562
Unocal Corp. .....................................         1,300          44,850
USX-Marathon Group ...............................         4,300         125,238
                                                                    ------------
                                                                       4,891,369
                                                                    ------------
OIL SERVICES (0.0%)
Tosco Corp. ......................................         1,300          32,906
                                                                    ------------
OTHER TELECOMMUNICATIONS (0.1%)
Global Crossing Holdings Ltd. + ..................         6,700         231,988
                                                                    ------------
PRINT MEDIA (0.5%)
Dow Jones & Co., Inc. ............................           800          49,200
Dun & Bradstreet Corp. ...........................         1,800          52,875
Equifax, Inc. ....................................           600          16,200
Gannett Co., Inc. ................................         2,700         208,237
Harcourt General, Inc. ...........................           500          19,250
Knight-Ridder, Inc. ..............................           900          57,150
McGraw-Hill Co., Inc. ............................         2,700         160,988
Meredith Corp. ...................................           400          14,275
New York Times Co. ...............................         2,500         100,625
Times Mirror Co. .................................           500          36,063
Tribune Co. ......................................         2,100         126,000
                                                                    ------------
                                                                         840,863
                                                                    ------------
PRODUCER GOODS (1.8%)
Allegheny Teledyne, Inc. .........................         1,800          27,338
Allied Signal, Inc. ..............................         4,700         267,606
Avery Dennison Corp. .............................         1,400          87,500
Cooper Industries, Inc. ..........................         1,100          47,369
Corning, Inc. ....................................         2,600         204,425
Danaher Corp. ....................................         1,400          67,637
Dover Corp. ......................................         2,200          93,637
Ecolab, Inc. .....................................         1,300          43,956
Emerson Electric Co. .............................         3,300         198,206
FMC Corp. + ......................................           300          12,206
Honeywell, Inc. ..................................         1,200         126,525
Ikon Office Solutions, Inc. ......................         1,600          11,000
Illinois Tool Works, Inc. ........................         2,300         168,475
Ingersoll-Rand Co. ...............................         2,200         114,950
ITT Industries, Inc. .............................         1,100          37,606
Milacron, Inc. ...................................           200           3,288
Millipore Corp. ..................................           400          12,750
Minnesota Mining and Manufacturing Co. ...........         3,900         370,744
Parker-Hannifin Corp. ............................           400          18,325
PPG Industries, Inc. .............................         1,600          97,000
Sherwin-Williams Co. .............................         1,600          35,800
Thomas & Betts Corp. .............................           400          17,950
Timken Co. .......................................           500           8,969
Tyco International Ltd. ..........................        22,400         894,600
                                                                    ------------
                                                                       2,967,862
                                                                    ------------
SEMICONDUCTORS AND ELECTRONICS (5.6%)
Adaptec, Inc. + ..................................         1,100          49,500
ADC Telecommunications, Inc. + ...................         2,200         104,912
Advanced Micro Devices Corp. + ...................         1,300          25,756
Analog Devices, Inc. + ...........................         2,300         122,187
Applied Materials, Inc. + ........................         5,000         449,062
General Instrument Corp. + .......................         1,800          96,863
Intel Corp. ......................................        18,100       1,401,619
KLA Instruments Corp. + ..........................         1,400         110,862
LSI Logic Corp. + ................................         1,400          74,463
Lucent Technologies, Inc. ........................        41,900       2,692,075
Micron Technology, Inc. + ........................         3,500         249,594
Motorola, Inc. ...................................         6,900         672,319
National Semiconductor Corp. + ...................         2,200          65,863
Nortel Networks Corp. ............................        17,800       1,102,487
QUALCOMM Inc. + ..................................         2,200         490,050
Scientific-Atlanta, Inc. .........................         1,300          74,425
Solectron Corp. + ................................         2,800         210,700
Tellabs, Inc. + ..................................         5,200         328,900
Texas Instruments, Inc. ..........................        10,800         969,300
                                                                    ------------
                                                                       9,290,937
                                                                    ------------
SPECIALTY CHEMICALS (0.1%)
Air Products and Chemicals, Inc. .................         1,800          49,500
Engelhard Corp. ..................................           600          10,575
Grace (W.R.) & Co. + .............................           500           7,469
Great Lakes Chemical Corp. .......................           600          21,300
Praxair, Inc. ....................................         1,500          70,125
Sigma-Aldrich Corp. ..............................         1,000          28,500
                                                                    ------------
                                                                         187,469
                                                                    ------------
STEEL (0.0%)
Nucor Corp. ......................................           800          41,500
Worthington Industries ...........................           400           6,650
                                                                    ------------
                                                                          48,150
                                                                    ------------
SURFACE TRANSPORT (0.2%)
Burlington Northern Santa Fe Corp. ...............         5,000         159,375
Kansas City Southern Industries, Inc. ............         1,100          52,181
Union Pacific Corp. ..............................         2,200         122,650
                                                                    ------------
                                                                         334,206
                                                                    ------------
TEXTILES AND APPAREL (0.2%)
Liz Claiborne, Inc. ..............................           700          28,000
Nike, Inc. .......................................         3,200         180,600
Reebok International Ltd. + ......................           500           4,906
VF Corp. .........................................         1,100          33,069
                                                                    ------------
                                                                         246,575
                                                                    ------------


                                       See Notes to Portfolio of Investments. 11

PRINCIPAL PROTECTION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
PRINCIPAL PROTECTION FUND I (CONTINUED)
--------------------------------------------------------------------------------

                                                       NUMBER OF       MARKET
                                                         SHARES         VALUE
                                                       ---------    ------------
TOBACCO (0.3%)
Nabisco Group Holdings Corp. .....................         3,200    $     41,000
Philip Morris Co., Inc. ..........................        13,100         329,956
UST, Inc. ........................................         1,600          44,300
                                                                    ------------
                                                                         415,256
                                                                    ------------
TOTAL COMMON STOCKS (COST $103,159,123) ..........                   106,554,053
                                                                    ------------
                                                 PRINCIPAL
                                                   AMOUNT
                                                ------------
LONG-TERM BONDS AND NOTES (33.8%)
Abbey National Plc,6.69%,10/17/05 ....          $  3,000,000           2,923,905
ABN AMRO Bank NV,7.55%,06/28/06 ......             3,200,000           3,244,416
Associates Corp. N.A.,7.25%,05/22/06 .             2,000,000           2,012,380
BellSouth Telecommunication Corp,
 6.50%,06/15/05 ......................             3,150,000           3,095,269
Commercial Credit Co.,6.13%,12/01/05 .             3,200,000           3,060,320
Federal Home Loan Bank,
 Zero Coupon,08/16/04 ................            16,210,000          11,833,300
U.S. Treasury Note,Zero
 Coupon,08/15/04......................            39,567,000          29,746,945
                                                                    ------------
TOTAL LONG-TERM BONDS AND NOTES (COST $55,637,242)                    55,916,535
                                                                    ------------
SHORT-TERM INVESTMENTS (1.7%)
Student Loan Marketing
 Corp.,5.16%,11/01/99.................             2,684,000           2,684,000
U.S. Treasury Bill,4.91%,02/17/00 @ ..               100,000              98,542
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,782,527)                         2,782,542
                                                                    ------------
TOTAL INVESTMENTS (COST $161,578,892)(A)                             165,253,130

OTHER ASSETS LESS LIABILITIES                                            120,732
                                                                    ------------
TOTAL NET ASSETS                                                    $165,373,862
                                                                    ============

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $161,966,912. Unrealized gains and losses, based on identified tax cost at October 31, 1999, are as follows:

Unrealized gains.........................................           $ 5,638,282

Unrealized losses........................................            (2,352,064)
                                                                    -----------

 Net unrealized gain.....................................           $ 3,286,218
                                                                    ===========

Information concerning open futures contracts at October 31, 1999 is shown below:

                          NO. OF       NOTIONAL     EXPIRATION     UNREALIZED
                         CONTRACTS      VALUE          DATE        GAIN/(LOSS)
                        -----------  ------------  ------------  ---------------
    LONG CONTRACTS
----------------------
S&P 500 Index Futures...     4        $1,376,200      Dec 99        $  65,864
                                      ==========                    =========

+     Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at October 31, 1999.

Category percentages are based on net assets.


12 See Notes to Financial Statements.

PRINCIPAL PROTECTION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1999
PRINCIPAL PROTECTION FUND II
--------------------------------------------------------------------------------

                                                       PRINCIPAL       MARKET
                                                        AMOUNT          VALUE
                                                      ----------    ------------
SHORT-TERM INVESTMENTS (91.9%)
Federal Farm Credit Bank,5.15%,11/12/99 ..........    $2,000,000    $  1,996,853
Federal Farm Credit Bank,5.19%,11/24/99 ..........       700,000         697,679
Federal Farm Credit Bank,5.23%,12/17/99 ..........     1,500,000       1,489,976
Federal Home Loan Bank,5.13%,11/17/99 ............     2,200,000       2,194,984
Federal Home Loan Bank,5.16%,11/01/99 ............     4,000,000       4,000,000
Federal Home Loan Mortgage Corp.,
 5.18%,12/14/99 ..................................     1,300,000       1,291,957
Federal Home Loan Mortgage Corp.,
 5.19%,12/09/99 ..................................     1,000,000         994,522
Federal Home Loan Mortgage Corp.,
 5.25%,12/16/99 ..................................     1,000,000         993,437
Federal Home Loan Mortgage Corp.,
 5.26%,12/13/99 ..................................       700,000         695,704
Federal National Mortgage Association,
 5.20%,12/17/99 ..................................     1,500,000       1,490,033
Federal National Mortgage Association,
 5.23%,12/15/99 ..................................     1,500,000       1,490,412
Federal National Mortgage Association,
 5.25%,12/15/99 ..................................       700,000         695,508
Student Loan Marketing
 Corp.,5.16%,11/01/99 ............................     6,254,000       6,254,000
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS (COST $24,285,065) ..                    24,285,065
                                                                    ------------
TOTAL INVESTMENTS (COST $24,285,065)(A) ..........                    24,285,065

OTHER ASSETS LESS LIABILITIES ....................                     2,130,165
                                                                    ------------
TOTAL NET ASSETS .................................                  $ 26,415,230
                                                                    ============

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes is identical. There were no unrealized gains and losses as of October 31, 1999.

Category percentages are based on net assets.


                                           See Notes to Financial Statements. 13

PRINCIPAL PROTECTION FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                         PRINCIPAL        PRINCIPAL
                                                                         PROTECTION       PROTECTION
                                                                           FUND I          FUND II
                                                                        ------------     ------------
ASSETS:
Investments, at market value ........................................   $165,253,130     $ 24,285,065
Cash ................................................................            265              195
Receivable for:
 Dividends and interest .............................................        364,410               --
 Fund shares sold ...................................................         27,100        2,257,567
 Variation margin ...................................................         26,000               --
 Reimbursement from Investment Adviser ..............................         44,124           47,028
                                                                        ------------     ------------
     Total assets ...................................................    165,715,029       26,589,855
                                                                        ------------     ------------
LIABILITIES:
Payable for:
 Fund shares redeemed ...............................................            120          145,160
Other liabilities ...................................................        341,047           29,465
                                                                        ------------     ------------
     Total liabilities ..............................................        341,167          174,625
                                                                        ------------     ------------
   NET ASSETS .......................................................   $165,373,862     $ 26,415,230
                                                                        ============     ============
NET ASSETS REPRESENTED BY:
Paid-in capital .....................................................   $162,758,964     $ 26,389,796
Net unrealized gain on investments and open futures contracts .......      3,740,102               --
Undistributed net investment income .................................        442,649           25,434
Accumulated net realized loss on investments ........................     (1,567,853)              --
                                                                        ------------     ------------
   NET ASSETS .......................................................   $165,373,862     $ 26,415,230
                                                                        ============     ============

Cost of investments .................................................   $161,578,892     $ 24,285,065
CAPITAL SHARES, $.001 PAR VALUE:
Class A:
 Outstanding ........................................................      2,064,617          207,499
 Net Assets .........................................................   $ 21,069,110     $  2,079,100
 Net Asset Value and redemption price per share (net assets
  divided by shares outstanding) ....................................   $      10.20     $      10.02
 Offering price (net asset value divided by 1 minus maximum sales
  load) .............................................................   $         --*    $      10.52
Class B:
 Outstanding ........................................................     14,167,397        2,429,521
 Net Assets .........................................................   $144,304,752     $ 24,336,130
 Net Asset Value, offering and redemption price per share (net
 assets divided by shares outstanding) ..............................   $      10.19*    $      10.02

* No longer offered for sale.


14 See Notes to Financial Statements.

PRINCIPAL PROTECTION FUNDS
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                        PRINCIPAL PROTECTION FUND I   PRINCIPAL PROTECTION FUND II
                                                                        ---------------------------   ----------------------------
                                                                                 PERIOD FROM                  PERIOD FROM
                                                                               AUGUST 6, 1999               OCTOBER 7, 1999
                                                                              (COMMENCEMENT OF              (COMMENCEMENT OF
                                                                                 OPERATIONS)                  OPERATIONS)
                                                                             TO OCTOBER 31, 1999          TO OCTOBER 31, 1999
                                                                             -------------------          -------------------
INVESTMENT INCOME:
Dividends .............................................................          $    44,802                  $        --
Interest ..............................................................              758,773                       35,376
                                                                                 -----------                  -----------
     Total investment income ..........................................              803,575                       35,376
                                                                                 -----------                  -----------
INVESTMENT EXPENSES:
Investment advisory fees ..............................................               96,488                        1,862
Administrative services fees ..........................................               21,058                          745
Distribution plan fees - Class A ......................................                6,525                          152
Distribution plan fees - Class B ......................................              138,360                        5,262
Shareholder services fees - Class B ...................................               46,120                        1,754
Printing and postage ..................................................                1,696                        1,696
Custody fees ..........................................................                9,149                        2,337
Transfer agent fees ...................................................                8,356                        1,242
Audit fees ............................................................                9,383                        5,014
Directors' fees .......................................................                  743                          248
Registration fees .....................................................               71,656                       36,562
Miscellaneous expenses ................................................               36,460                           96
                                                                                 -----------                  -----------
Expenses before reimbursement and waiver from Investment Adviser ......              445,994                       56,970
Expense reimbursement and waiver from Investment Adviser ..............              (85,068)                     (47,028)
                                                                                 -----------                  -----------
     Net expenses .....................................................              360,926                        9,942
                                                                                 -----------                  -----------
Net investment income .................................................              442,649                       25,434
                                                                                 -----------                  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
 Investments ..........................................................           (1,567,853)                          --
                                                                                 -----------                  -----------
     Net realized loss on investments .................................           (1,567,853)                          --
                                                                                 -----------                  -----------
Net change in unrealized gain or loss on:
 Investments ..........................................................            3,674,238                           --
 Futures contracts ....................................................               65,864                           --
                                                                                 -----------                  -----------
     Net change in unrealized gain or loss on investments .............            3,740,102                           --
                                                                                 -----------                  -----------
Net realized and change in unrealized gain or loss on investments .....            2,172,249                           --
                                                                                 -----------                  -----------
Net increase in net assets resulting from operations ..................          $ 2,614,898                  $    25,434
                                                                                 ===========                  ===========


                                           See Notes to Financial Statements. 15

PRINCIPAL PROTECTION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   PRINCIPAL PROTECTION FUND I
                                                  -----------------------------
                                                           PERIOD FROM
                                                         AUGUST 6, 1999
                                                        (COMMENCEMENT OF
                                                           OPERATIONS)
                                                       TO OCTOBER 31, 1999
                                                       -------------------

FROM OPERATIONS:
Net investment income ..........................          $    442,649
Net realized loss on investments................            (1,567,853)
Net change in unrealized gain or loss on
 investments....................................             3,740,102
                                                          ------------
 Net increase in net assets resulting from
 operations.....................................             2,614,898
                                                          ------------
FROM FUND SHARE TRANSACTIONS:
Class A:
  Proceeds from shares sold.....................            20,861,153
  Payments for shares redeemed..................              (143,490)
Class B:
  Proceeds from shares sold.....................           142,404,291
  Payments for shares redeemed..................              (362,990)
                                                          ------------
 Net increase in net assets from fund share
 transactions...................................           162,758,964
                                                          ------------
Net change in net assets........................           165,373,862

NET ASSETS:
Beginning of period.............................                    --
                                                          ------------
End of period...................................          $165,373,862
                                                          ============
End of period net assets includes undistributed
 net investment income..........................          $    442,649
                                                          ============
SHARE TRANSACTIONS:
Class A:
  Number of shares sold.........................             2,079,001
  Number of shares redeemed.....................               (14,384)
                                                          ------------
 Net increase...................................             2,064,617
                                                          ============
Class B:
  Number of shares sold.........................            14,203,802
  Number of shares redeemed.....................               (36,405)
                                                          ------------
 Net increase...................................            14,167,397
                                                          ============


16 See Notes to Financial Statements.

PRINCIPAL PROTECTION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  PRINCIPAL PROTECTION FUND II
                                                 ------------------------------
                                                          PERIOD FROM
                                                        OCTOBER 7, 1999
                                                        (COMMENCEMENT OF
                                                          OPERATIONS)
                                                      TO OCTOBER 31, 1999
                                                      -------------------

FROM OPERATIONS:
Net investment income .........................           $    25,434
                                                          -----------
 Net increase in net assets resulting from
 operations....................................                25,434
                                                          -----------
FROM FUND SHARE TRANSACTIONS:
Class A:
  Proceeds from shares sold....................             2,076,588
Class B:
  Proceeds from shares sold....................            24,641,340
  Payments for shares redeemed.................              (328,132)
                                                          -----------
 Net increase in net assets from fund share
 transactions..................................            26,389,796
                                                          -----------
Net change in net assets.......................            26,415,230

NET ASSETS:
Beginning of period............................                    --
                                                          -----------
End of period..................................           $26,415,230
                                                          ===========
End of period net assets includes undistributed
 net investment income.........................           $    25,434
                                                          ===========
SHARE TRANSACTIONS:
Class A:
  Number of shares sold........................               207,499
                                                          -----------
 Net increase..................................               207,499
                                                          ===========
Class B:
  Number of shares sold........................             2,462,302
  Number of shares redeemed....................               (32,781)
                                                          -----------
 Net increase..................................             2,429,521
                                                          ===========


                                           See Notes to Financial Statements. 17

AETNA PRINCIPAL PROTECTION FUNDS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION

Aetna Series Fund, Inc. (Company) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds, each of which has it's own investment objective, policies and restrictions.

This report covers two funds, (each a Fund; collectively, the Funds). Aetna Principal Protection Fund I (PPF I) and Aetna Principal Protection Fund II (PPF
II). Each Fund seeks to achieve maximum total return by participating in favorable equity market performance while preserving the principal amount of the Fund as of the inception of the Fund's Guarantee Period.

PPF I accumulated deposits from August 6, 1999 through October 6, 1999. The Guarantee Period for PPF I is from October 7, 1999 through October 6, 2004, its maturity date. PPF II accumulates deposits from October 7, 1999 through December 20, 1999. The Guarantee period for PPF II is from December 21, 1999 through December 20, 2004, its maturity date. The Funds' Guarantee is backed by an unconditional, irrevocable guarantee from MBIA Insurance Corporation (MBIA), an AAA/Aaa rated monoline financial guarantor. Each Fund pays MBIA a guarantee fee of 0.33% of each Fund's average daily net assets. Neither Fund intends to offer shares after the accumulation period, except for reinvestment of shares.

The Funds are authorized to offer two classes of shares, Class A and Class B. Information regarding sales charges and fees pursuant to Rule 12b-1 of the Act are as follows:

      CLASS A: Generally, subject to a front-end sales charge; distribution fees of 0.25% (of average net assets of the class per year).

      CLASS B: No front-end sales charge; contingent deferred sales charge
               (CDSC) applies if you sell your shares prior to the maturity date; distribution fees of 0.75%; service fees of 0.25%.

Aeltus Investment Management, Inc. (Aeltus) serves as the investment advisor to each Fund. Aeltus Capital, Inc. (ACI) is each Fund's principal underwriter. Aeltus and ACI are indirect wholly-owned subsidiaries of Aetna Inc. (Aetna).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of each Fund have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results may differ from these estimates.

A. VALUATION OF INVESTMENTS

Exchange traded equity investments are stated at market values based upon prices furnished by external pricing sources as reported on national securities exchanges. Over-the-counter securities are stated at the last sale price, or if there has been no sale that day, at the mean of the bid and asked prices. Fixed income securities, with the exception of high yield securities, maturing in more than sixty days for which market quotations are readily available are valued at the mean of the last bid and asked price. High yield securities are priced at bid by external pricing sources or brokers making a market in the security. Short-term investments maturing in sixty days or less are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board or Directors (Board).

--------------------------------------------------------------------------------

B. FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument, including an index of stocks, at a set price on a future date. The Funds invests in financial futures contracts as a hedge against their existing portfolio securities, to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of portfolio securities.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by the Funds are closed prior to expiration.

The risks associated with financial futures may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on financial futures are reflected in the accompanying financial statements. The amounts at risk under such futures may exceed the amounts reflected in the financial statements. For federal income tax purposes, any futures contracts which remain open at year end are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

C. ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

D. FEDERAL INCOME TAXES

Each Fund has met the requirements to be taxed as a regulated investment company for the current year. As such, the Funds are relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code. Furthermore, by distributing substantially all of its net taxable investment income and capital gains during the calendar year, each Fund will avoid federal excise taxes in accordance with the applicable provisions of the Internal Revenue Code. Thus, the financial statements contain no provision for federal income taxes.

E. DISTRIBUTIONS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures contracts and repurchases of certain securities sold at a loss. In addition, distributions of

AETNA PRINCIPAL PROTECTION FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

realized gains from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Internal Revenue Code.

F. OTHER

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

3. INVESTMENT ADVISORY, SHAREHOLDER SERVICES AND DISTRIBUTION FEES

Each Fund pays Aeltus an investment advisory fee expressed as a percentage of each Fund's average daily net assets. The advisory fee for each Fund is 0.25% of each Fund's average daily net assets during its accumulation period (August 6, 1999 through October 6, 1999 for PPF I and October 7, 1999 through December 20, 1999 for PPF II) and 0.65% of each Fund's average daily net assets during the Guarantee Period until maturity.

The Company and Aeltus have entered into an Administrative Services Agreement under which Aeltus acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for each Fund. Each Fund pays Aeltus an administrative services fee at an annual rate of 0.10% of its average daily net assets.

The Company has adopted a Shareholder Services Plan for the Class B shares. Under the Shareholder Services Plan, ACI is paid a service fee at an annual rate of 0.25% of the average daily net assets of Class B shares. This fee is used as compensation for expenses incurred in servicing shareholders' accounts.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act for the Class A and Class B shares. The Distribution Plan provides for payments to the principle underwriter at an annual rate of 0.25% of the average daily net assets of Class A shares of each fund and 0.75% of the average daily net assets of Class B shares of each Fund. Amounts paid by the Funds are used to pay expenses incurred by the principle underwriter in promoting the sale of Class A and Class B shares.The Distribution Plan may be terminated as to each class of shares upon a majority vote of the Company's independent directors.

Presently, the Funds' class-specific expenses are limited to distribution fees incurred by the Class A and Class B shares and service fees incurred by the Class B shares.

4. REIMBURSEMENT AND WAIVER FROM INVESTMENT ADVISER

Aeltus is contractually obligated, through the Maturity Date, to reimburse the funds for some or all of their operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements, will increase the Fund's yield and total return. Actual expenses for the period ended October 31, 1999 were at or below contractual limits. Actual expense ratios are included in the Financial Highlights.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

Purchases and sales of investment securities, excluding short-term investments, for the period ended October 31, 1999 were:

                                         COST OF PURCHASES   PROCEEDS FROM SALES
                                         -----------------   -------------------
PPF I                                      $228,365,441          $68,162,414

--------------------------------------------------------------------------------

6. CAPITAL LOSS CARRYFORWARDS

As of October 31, 1999, Principal Protection I incurred a capital loss carryforward of $1,113,968. This capital loss carryforward may be used to offset future capital gains until October 31, 2007, at which time the carryforward will expire. It is the policy of each of the Funds to reduce future distributions of realized gains to shareholders to the extent of the unexpired capital loss carryforward.

7. AUTHORIZED CAPITAL SHARES

The Company is authorized to issue a total of 14 billion shares. Of those 14 billion shares, each Fund has been allocated 100 million shares each of Class A and Class B shares.

AETNA PRINCIPAL PROTECTION FUNDS
ADDITIONAL INFORMATION
OCTOBER 31, 1999
--------------------------------------------------------------------------------

YEAR 2000 (UNAUDITED)

The Funds' critical business systems were Year 2000 ready as of June 30, 1999: reviewed, fixed, tested and put into production. Like all firms, Aeltus relies on its business partners for some functions. Management will continue to monitor its Year 2000 progress to minimize potential risks. Aeltus has developed contingency plans based on a variety of internal and external factors, including areas of greatest potential impact to its customers, and created teams to handle unanticipated situations.

                       THIS PAGE INTENTIONALLY LEFT BLANK

PRINCIPAL PROTECTION FUNDS
FINANCIAL HIGHLIGHTS
PRINCIPAL PROTECTION FUND I
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                                             AUGUST 6, 1999
                                                              (COMMENCEMENT
                                                             OF OPERATIONS)
                        CLASS A                            TO OCTOBER 31, 1999
--------------------------------------------------------   -------------------

Net asset value, beginning of period ...................         $ 10.00
                                                                 -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................            0.07
 Net realized and change in unrealized gain or loss on
  investments...........................................            0.13
                                                                 -------
   Total from investment operations ....................            0.20
                                                                 -------
Net asset value, end of period .........................         $ 10.20
                                                                 =======

Total return ...........................................            1.39%*
Net assets, end of period (000's) ......................         $21,069
Ratio of net expenses to average net assets ............            1.06%(1)
Ratio of net investment income to average net assets ...            2.76%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ....................................            1.46%(1)
Portfolio turnover rate ................................           41.95%

(*) Represents performance beginning on the first day of the Guarantee Period.

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


24 See Notes to Financial Statements.

PRINCIPAL PROTECTION FUND I
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                                             AUGUST 6, 1999
                                                              (COMMENCEMENT
                                                             OF OPERATIONS)
                        CLASS B                            TO OCTOBER 31, 1999
--------------------------------------------------------   -------------------

Net asset value, beginning of period ...................        $  10.00
                                                                --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................            0.05
 Net realized and change in unrealized gain or loss on
  investments...........................................            0.14
                                                                --------
   Total from investment operations ....................            0.19
                                                                --------
Net asset value, end of period .........................        $  10.19
                                                                ========

Total return ...........................................            1.39%*
Net assets, end of period (000's) ......................        $144,305
Ratio of net expenses to average net assets ............            1.80%(1)
Ratio of net investment income to average net assets ...            2.01%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ....................................            2.21%(1)
Portfolio turnover rate ................................           41.95%

(*) Represents performance beginning on the first day of the Guarantee Period.

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 25

PRINCIPAL PROTECTION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL PROTECTION FUND II
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                                             OCTOBER 7, 1999
                                                              (COMMENCEMENT
                                                             OF OPERATIONS)
                        CLASS A                            TO OCTOBER 31, 1999
--------------------------------------------------------   -------------------

Net asset value, beginning of period ...................         $10.00
                                                                 ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................           0.02
                                                                 ------
   Total from investment operations ....................           0.02
                                                                 ------
Net asset value, end of period .........................         $10.02
                                                                 ======

Total return* ..........................................             --
Net assets, end of period (000's) ......................         $2,079
Ratio of net expenses to average net assets ............           0.58%(1)
Ratio of net investment income to average net assets ...           3.85%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ....................................           6.47%(1)

(1) Annualized.

* PPF II is in its accumulation period. Total return will start to be calculated on December 21,1999, the first day of the Guarantee Period.

Per share data calculated using weighted average number of shares outstanding throughout the period.


26 See Notes to Financial Statements.

PRINCIPAL PROTECTION FUND II
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                                             OCTOBER 7, 1999
                                                              (COMMENCEMENT
                                                             OF OPERATIONS)
                        CLASS B                            TO OCTOBER 31, 1999
--------------------------------------------------------   -------------------

Net asset value, beginning of period ...................         $ 10.00
                                                                 -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................            0.02
                                                                 -------
   Total from investment operations ....................            0.02
                                                                 -------
Net asset value, end of period .........................         $ 10.02
                                                                 =======

Total return* ..........................................              --
Net assets, end of period (000's) ......................         $24,336
Ratio of net expenses to average net assets ............            1.30%(1)
Ratio of net investment income to average net assets ...            3.12%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ....................................            7.19%(1)

(1) Annualized.

* PPF II is in its accumulation period. Total return will start to be calculated on December 21,1999, the first day of the Guarantee Period.

Per share data calculated using weighted average number of shares outstanding throughout the period.


                                           See Notes to Financial Statements. 27

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Aetna Series Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of Aetna Principal Protection Fund I and Aetna Principal Protection Fund II, portfolios of Aetna Series Fund, Inc. (collectively the Principal Protection Funds), including the portfolios of investments as of October 31, 1999 and the related statements of operations and changes in net assets and financial highlights for Aetna Principal Protection Fund I for the period from August 6, 1999 (commencement of operations) to October 31, 1999, and for Aetna Principal Protection Fund II for the period from October 7, 1999 (commencement of operations) to October 31, 1999. These financial statements are the responsibility of Principal Protection Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects the financial position of the Principal Protection Funds as of October 31, 1999, the results of their operations, changes in their net assets and financial highlights for the periods specified above, in conformity with generally accepted accounting principles.


                                                            /s/ KPMG LLP


Hartford, Connecticut
December 17, 1999


28